SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE－19 SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2025, up through the date the Company issued the audited consolidated financial statements.

On November 26, 2025, at the Company’s annual general meeting, the shareholders approved the divestment of its interest in Blissful Link Investments Ltd. The Company has disclosed the transaction to reflect that the substance of the arrangement was established prior to year-end, with formal completion occurring thereafter. For the financial year, the Board of Directors approved the divestment of Blissful Link Investments Ltd to company director at amount of $2.2 million, with valuation performed by independent valuer. Share ownership was fully transferred on March 20, 2026.

On February 23, 2026, the Board of Directors approved (i) a reverse share split of the Company’s Class A ordinary shares and Class B ordinary shares at a ratio of 1-for-10 (the “Reverse Share Split”), such that (a) every ten (10) issued Class A ordinary shares of a par value of $0.00025 each will be combined into one (1) issued Class A ordinary share of a par value of $0.0025 each, (b) every ten (10) issued Class B ordinary shares of a par value of $0.00025 each will be combined into one (1) issued Class B ordinary share of a par value of $0.0025 each, and (c) any fractional shares will be rounded to the nearest whole share. As a result, the Company’s authorized share capital will be adjusted to US$2,500,000 divided into (a) 800,000,000 Class A ordinary shares with a par value of US$0.0025 each, (b) 100,000,000 Class B ordinary shares with a par value of US$0.0025 each and (c) 1,000,000,000 preferred shares with a par value of US$0.00025 each.

For the financial year, the Company did not have any material subsequent events other than disclosed above.